OTHER ASSETS	13 Months Ended
Dec. 31, 2021
OTHER ASSETS
Other Assets	10. OTHER ASSETS Other assets consist of acquisition costs of players and security deposits. Acquisition costs of players are amortized on a straight-line basis over the players’ contract terms.